Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	14,471,153
Maximum Aggregate Offering Price	$ 376,249,978.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-291469
Carry Forward Initial Effective Date	Dec. 03, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 42,627.29
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR (File No. 333-295556) (the "Registration Statement"). This prospectus supplement relates to the offering of 14,471,153 shares ("Offered Shares") of common stock, par value $0.01 (the "Common Stock"), of Ingram Micro Holding Corporation (the "Company") which includes an underwriters' option to purchase up to 1,730,769 shares of Common Stock that were previously registered under the Company's then-active registration statement on Form S-3 (File No. 333-291469), which became effective on December 3, 2025 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), the Offered Shares are part of the previously registered 15,162,922 shares of Common Stock that the Company carried forward (the "Unsold Stock") and the $44,665.01 that had already been paid in relation to the Unsold Stock from the Prior Registration Statement. The registrant previously paid a registration fee of $42,627.29 in connection with the registration of these Offered Shares. Accordingly, there is no additional filing fee due in connection with the filing of this prospectus supplement. The maximum aggregate offering price of the securities to which this prospectus relates is $376,249,978.00. The prospectus is a final prospectus for the related offering.